Consolidated Balance Sheets	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 234,815,067	¥ 1,527,777,270	¥ 1,123,166,156
Short-term investments (including short-term investments measured at fair value of RMB5,210,000 and nil, as of December 31, 2016 and 2017, respectively)	3,566,330	23,203,612	25,210,000
Accounts receivable (net of allowance for doubtful accounts)	8,224,734	53,512,590	52,111,944
Other receivables	3,533,385	22,989,264	71,064,287
Amounts due from related parties	41,307,665	268,760,059	133,560,483
Deferred tax assets- current			55,791,373
Other current assets	1,886,818	12,276,204	12,551,186
Total current assets	293,333,999	1,908,518,999	1,473,455,429
Long-term investments	7,754,023	50,450,000	70,450,000
Intangible assets, net	11,427,517	74,350,855	83,072,545
Goodwill	40,210,518	261,621,691	277,752,765
Prepayment for acquisition			77,560,000
Investment in affiliates	27,960,986	181,922,556	85,830,444
Property and equipment, net	6,909,773	44,957,054	37,199,812
Other non-current assets	4,988,946	32,459,581	14,238,686
Deferred tax assets- non-current	11,036,540	71,807,042	8,494,738
Total Assets	403,622,302	2,626,087,778	2,128,054,419
Current liabilities:
Accrued payroll and welfare expenses (including accrued payroll and welfare expense of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB13,202,322 and RMB17,211,922 as of December 31, 2016 and 2017, respectively)	32,694,202	212,718,285	101,864,007
Income tax payable (including income tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB88,720,024 and RMB11,589,669 as of December 31, 2016 and 2017, respectively)	27,546,344	179,224,777	138,131,812
Other tax payable (including other tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB30,650,996 and RMB13,137,192 as of December 31, 2016 and 2017, respectively)	8,810,720	57,325,185	58,189,283
Dividend payable (including dividend payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB10,160,503 and nil as of December 31, 2016 and 2017, respectively)			10,160,503
Amounts due to related parties-current (including amounts due to related parties-current of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB1,435,700 and RMB2,000,000 as of December 31,2016 and 2017, respectively)	4,195,136	27,294,813	6,118,678
Deferred revenue from related parties (including deferred revenue from related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB117,167,110 and RMB152,688,070 as of December 31,2016 and 2017, respectively)	26,366,233	171,546,620	121,644,250
Deferred revenues (including deferred revenues of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB36,098,862 and RMB16,639,706 as of December 31,2016 and 2017, respectively)	2,754,522	17,921,745	36,432,195
Other current liabilities (including other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB1,737,863 and RMB6,467,967 as of December 31, 2016 and 2017, respectively)	4,909,362	31,941,785	10,397,008
Total current liabilities	107,276,519	697,973,210	482,937,736
Deferred revenue - non-current from related parties (including deferred revenue from related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB74,798,150 and RMB58,319,769 as of December 31, 2016 and 2017, respectively)	9,670,240	62,917,485	75,413,617
Deferred revenue - non-current (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB5,583,565 and RMB5,426,548 as of December 31, 2016 and 2017, respectively)	1,016,233	6,611,915	5,677,905
Non-current uncertain tax position liabilities (including uncertain tax position liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB5,938,816 and nil as of December 31, 2016 and 2017, respectively)			5,938,816
Deferred tax liabilities- non-current (including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of nil as of December 31, 2016 and 2017, respectively)	725,015	4,717,167	9,815,595
Total Liabilities	118,688,007	772,219,777	579,783,669
Shareholders' Equity:
Ordinary Shares ($0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 193,720,706 and 198,143,739 shares issued and outstanding, as of December 31, 2016 and 2017, respectively)	95,439	620,953	606,170
Additional paid-in capital	171,640,147	1,116,742,286	1,059,906,023
Retained earnings	101,627,357	661,218,074	362,922,123
Accumulated other comprehensive income	6,266,302	40,770,443	77,171,557
Total Jupai shareholders' equity	279,629,245	1,819,351,756	1,500,605,873
Non-controlling interests	5,305,050	34,516,245	47,664,877
Total Equity	284,934,295	1,853,868,001	1,548,270,750
Total Liabilities and Total Equity	$ 403,622,302	¥ 2,626,087,778	¥ 2,128,054,419